Contingent Assets and Liabilities, Provisions and Legal Obligations - Summary of Assets Pledged as Collateral for Lawsuits Involving Contingent Liabilities are Restricted or Deposited (Detail) - Guarantees Of Contingencies Provisions And Legal Obligations [Member] - BRL (R$)
R$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Financial assets - at fair value through profit or loss and at fair value through other comprehensive income (basically financial treasury bills)	R$ 730	R$ 962
Escrow deposits	R$ 4,312	R$ 4,585